EQUITY (Details)	1 Months Ended
Mar. 24, 2019 USD ($) shares $ / shares
Restricted Shares Unit [Member]
Statement Line Items [Line Items]
Options granted | shares	40,000
Fair value of options | $	$ 156
2014 Equity Incentive Plan (the "2014 Plan") [Member] | Restricted Shares Unit [Member]
Statement Line Items [Line Items]
Exercisable period	three-four years
Stock Options [Member]
Statement Line Items [Line Items]
Fair value of options | $	$ 164
CEO [Member]
Statement Line Items [Line Items]
Options granted | shares	60,000
Options granted, exercise price | $ / shares	$ 5